Significant Accounting Policies - Expected credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Significant Accounting Policies
Beginning balance	¥ 60,531		¥ 28,035	¥ 12,193
Additional allowance for credit losses, net of recoveries	34,457	$ 4,996	32,633	16,773
Write-off			(137)	(931)
Ending balance	¥ 94,988		¥ 60,531	¥ 28,035